Product net sales	12 Months Ended
Dec. 31, 2023
Product net sales.
Product net sales
15.	Product net sales

	Year Ended
	December 31,
(in thousands of $)	2023	2022	2021
Product gross sales	$1,342,148	446,923	-
Gross to net adjustment	(151,365)	(46,203)	-
Product net sales	$1,190,783	400,720	-

For the twelve months ended December 31, 2023, the product net sales was related to sales of VYVGART and VYVGART SC. For the twelve months ended December 31, 2022, the product net sales was related to sales of VYVGART.

Refer to note 18 for the breakdown of Product net sales by country of sale.